Stockholders Equity (Details) - Stock Options [Member]	3 Months Ended
Sep. 30, 2024 $ / shares shares
Number of options, beginning balance	377,600
Number of options, Granted	0
Number of options, Cancelled	0
Number of options, Exercised	(45,000)
Number of options, ending balance	0
Number of options, Exercisable	332,600
Weighted Average Exercise Price, beginning balance | $ / shares	$ 0.92
Weighted Average Exercise Price, Cancelled | $ / shares	0
Weighted Average Exercise Price, ending balance | $ / shares	0.00
Weighted Average Exercise Price, Exercisable | $ / shares	$ 0.98
Weighted average remaining life, beginning	2 years 9 months 3 days
Weighted average remaining life, Cancelled	0 years
Weighted average remaining life, ending	2 years 5 months 27 days
Weighted average remaining life, exercisable	2 years 5 months 26 days